4. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are summarized as follows:

	December 31, 2017	December 31, 2016
Prepaid insurance	$25,402	$26,124
Deposit on future raw materials	30,272	21,168
Prepaid services	–	46,875
Total prepaid expenses and other current assets	$55,674	$94,167